Note 9 - Property and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	$ 2,700	$ 3,900
Purchase of property, plant and equipment	$ 5,546	23,344	$ 1,873
Network Infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of property, plant and equipment		$ 19,100